Exhibit 99.1

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Note Payment Detail
in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Total	Total	Class Balance

Class A-1	36830N AA7	0.23000%	120,900,000.00	0.00	0.00	0.00	0.00	0.00

Class A-2	36830N AB5	0.64000%	132,000,000.00	20,158,736.55	9,335,855.71	10,751.33	9,346,607.04	10,822,880.84

Class A-3	36830N AC3	0.95000%	132,000,000.00	132,000,000.00	0.00	104,500.00	104,500.00	132,000,000.00

Class A-4	36830N AD1	1.39000%	54,800,000.00	54,800,000.00	0.00	63,476.67	63,476.67	54,800,000.00

Class B	36830N AE9	1.78000%	7,150,000.00	7,150,000.00	0.00	10,605.83	10,605.83	7,150,000.00

TOTALS			446,850,000.00	214,108,736.55	9,335,855.71	189,333.83	9,525,189.54	204,772,880.84

Factor Information per $1,000 of Original Face Value

		Beginning Principal				Ending Principal
Class	CUSIP	Factor	Principal	Interest	Total	Factor

Class A-1	36830N AA7	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000

Class A-2	36830N AB5	152.7177011	70.7261796	0.0814495	70.8076291	81.9915215

Class A-3	36830N AC3	1000.0000000	0.0000000	0.7916667	0.7916667	1000.0000000

Class A-4	36830N AD1	1000.0000000	0.0000000	1.1583334	1.1583334	1000.0000000

Class B	36830N AE9	1000.0000000	0.0000000	1.4833329	1.4833329	1000.0000000

TOTALS		479.1512511	20.8925942	0.4237078	21.3163020	458.2586569

Factor Information per $1,000 of Original Face Value - Fees

Servicing Fee	0.1962586
Servicer Advances	0.0000000
Administration Fees	0.0005595

Authorized Signatory

1

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

	Funding of the Collection Account

Available Amounts:

(1)	Principal Payments Received on Loans	5,894,665.44

(2)	Interest Payments Received on Loans	731,686.88

(3)	Payments Received on Leases	3,518,259.17

(4)	Recoveries	0.00

(5)	Purchase Amount of Receivables and related equipment that became Purchased Assets in the current Collection Period pursuant to Section 7.2(b) of the Receivables Purchase and Sale Agreement or Section 2.1 and Section 3.1 of the Limited Removal and Clean-up Call Agreement	0.00

(6)	Investment Earnings	176.08

(7)	Servicer Advances	0.00

(8)	Available Amounts	10,144,787.57

(9)	Draws on the Reserve Account	0.00

(10)	Total Cash Available in the Collection Account	10,144,787.57

2

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Acccount		10,144,787.57

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	87,698.16
	Total amount due	87,698.16
	Total amount paid	87,698.16
	Closing accrued but unpaid	0.00
	Total Servicing Fee Paid		87,698.16

(iii)	Reimbursement of Servicing Advances		0.00
	Total of Permitted Withdrawals		87,698.16

	Total funds in the Note Distribution Account available for distribution		10,057,089.41

3

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	525.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	178,728.00

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	10,605.83

6.	Principal Payments on the Notes
	(i) Class A Note Principal	8,804,730.83
	(ii) Class B Note Principal	0.00

7.	50% of Excess Spread Amount as Principal on Notes	531,124.88

8.	Deposit to the Reserve Account, if any	0.00

9.	Previously unpaid trustee fees and expenses	0.00

10.	Released to Issuer	531,124.87

4

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	10,751.33
Interest Due Paid	10,751.33
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	104,500.00
Interest Due Paid	104,500.00
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	63,476.67
Interest Due Paid	63,476.67
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	10,605.83
Interest Due Paid	10,605.83
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	8,804,730.83
Class A-2 Principal Paid	8,804,730.83
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	531,124.88
Class A-2 Total Principal Payment Amount		9,335,855.71

Class A-3 Principal Payment Amount
Class A-3 Principal Due	0.00
Class A-3 Principal Paid	0.00
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	0.00
Class A-3 Total Principal Payment Amount		0.00

Class A-4 Principal Payment Amount
Class A-4 Principal Due	0.00
Class A-4 Principal Paid	0.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		0.00

Class B Principal Payment Amount
Class B Principal Due	0.00
Class B Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		0.00

6

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		6,480,117.59	2.22%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Value	518,409,407.25

Required Reserve Account Amount		10,368,188.15	3.55%	2.00%

Opening Reserve Account Balance		10,368,188.15	3.55%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		10,368,188.15	3.55%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		0.00	0.00%	0.00%

Ending Reserve Account Balance		10,368,188.15	3.55%	2.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of   159.04  have been deposited into Collections

7

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Collateral Activity

Beginning Aggregate Receivable Value	300,679,399.01	Overcollateralization:
Principal Collections on Loans	5,894,665.44	Ending Aggregate Receivable Value	291,874,668.18
Lease Value Payments	2,905,804.86	Ending Outstanding Principal Balance of Notes	204,772,880.84
Gross Charge-offs	2,461.41	Ending Overcollateralization Amount	87,101,787.34
Total Repurchased Contracts	0.00
Adjustments	1,799.12
Ending Aggregate Receivable Balance	291,874,668.18

Residual Realization

Current Month		Cumulative
Book Residual	29,869.19	Book Residual	4,533,944.34
Residual Realization	32,188.63	Residual Realization	5,692,163.98
Residual Realization Percentage	107.77%	Residual Realization Percentage	125.55%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
0 - 30 Days Past Due	3,647	289,310,472.84
31 - 60 Days Past Due	42	1,660,334.71
61 - 90 Days Past Due	7	230,707.17
91 - 120 Days Past Due	3	53,735.22
121 - 150 Days Past Due	5	403,591.41
151 - 180 Days Past Due	1	36,019.89
181 or more Days Past Due	3	179,806.94
Total	3,708	291,874,668.18

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %

Defaulted Receivables (at the time receivables became defaulted)	2,946,410.29	26,155.91	2,972,566.20	0.5734%

Charge-offs	1,101,769.11	2,461.41	1,104,230.52	0.2130%

Recoveries	84,700.00	0.00	84,700.00	0.0163%

8

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Historical Detail

Aging Summary*

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	# Balance		# Balance		# Balance		# Balance		# Balance		# Balance		# Balance

03/23/2015	42		7		3		5		1		3		61
		1,660,334.71		230,707.17		53,735.22		403,591.41		36,019.89		179,806.94		2,564,195.34

02/23/2015	17		12		6		4		1		2		42
		999,001.05		637,325.65		154,665.51		379,565.96		36,291.93		143,515.01		2,350,365.11

01/22/2015	25		6		8		1		0		3		43
		1,205,857.07		154,307.72		793,560.59		36,291.93		0.00		454,014.04		2,644,031.35

12/22/2014	37		3		2		2		2		4		50
		2,317,560.77		65,169.47		49,003.26		45,400.59		33,498.21		485,083.22		2,995,715.52

11/24/2014	37		9		4		0		1		3		54
		2,550,392.55		358,561.63		1,734,385.83		0.00		123,246.24		361,836.98		5,128,423.23

10/22/2014	36		8		2		3		1		3		53
		3,976,637.31		471,122.09		142,870.23		158,693.20		31,069.18		344,079.77		5,124,471.78

09/22/2014	12		10		8		2		3		2		37
		582,037.29		690,110.34		470,425.58		122,311.83		64,649.92		430,412.42		2,359,947.38

08/22/2014	57		13		4		4		0		2		80
		4,029,746.05		883,209.61		196,278.87		393,118.18		0.00		437,168.21		5,939,520.92

07/22/2014	23		8		3		1		0		1		36
		1,498,282.69		395,202.34		362,049.00		119,913.39		0.00		317,254.82		2,692,702.24

06/23/2014	49		12		5		3		0		1		70
		5,022,187.55		886,342.17		337,695.07		43,998.58		0.00		317,254.82		6,607,478.19

05/22/2014	54		10		5		2		1		0		72
		6,017,876.01		566,637.37		235,533.53		56,087.92		317,254.82		0.00		7,193,389.65

9

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

04/22/2014	24		8		4		2		0		0		38
		2,299,385.57		669,939.59		99,378.60		352,659.33		0.00		0.00		3,421,363.09

*Delinquency data for operating leases was omitted from each monthly report for each related period. Delinquency data for operating leases is now included, which has caused an increase in delinquencies reported in the aging data in this monthly report. This does not impact reporting on Defaulted Receivables, Charge-offs or Recoveries.

10

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Historical Detail

Performance Data

Payment	Defaulted			Repurchased	Aggregate	Ending	Lifetime
Date	Receivables	Charge-offs	Recoveries	Amounts	Receivable Value	Overcollateralization	CPR

03/23/2015	2,972,566.20	1,104,230.52	84,700.00	5,532,061.59	291,874,668.18	87,101,787.34	8.95%

02/23/2015	2,946,410.29	1,101,769.11	84,700.00	5,532,061.59	300,679,399.01	86,570,662.46	9.34%

01/22/2015	2,640,585.11	981,283.93	84,700.00	5,532,061.59	310,284,717.59	86,009,271.65	9.67%

12/22/2014	2,545,918.11	955,058.46	84,700.00	5,532,061.59	322,097,633.01	85,403,832.71	9.55%

11/24/2014	2,516,836.42	944,714.92	84,700.00	5,532,061.59	333,565,483.96	84,775,246.29	9.55%

10/22/2014	2,324,297.80	823,368.99	84,700.00	5,532,061.59	347,224,983.99	84,071,318.42	9.09%

09/22/2014	1,408,922.13	765,410.09	84,700.00	5,532,061.59	363,409,693.93	83,342,085.28	8.04%

08/22/2014	1,086,157.38	597,645.34	84,700.00	5,532,061.59	369,259,058.45	82,841,697.96	9.51%

07/22/2014	1,008,553.93	564,696.34	84,700.00	5,532,061.59	384,652,965.44	81,962,312.77	8.68%

- Values above represent cumulative amounts as of the corresponding Payment Date

11

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Repurchases

	Repurchase Date	Account Number	Purchase Price
Purchase Amount of Receivables and related equipment
determined by Issuer to be ineligible in accordance with
7.2(b) of the Receivables Purchase and Sale Agreement	09/30/2013	V8736067001	5,532,061.59
Cumulative Repurchase Amount			5,532,061.59

12

Payment Date:	03/23/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	04/22/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Top Obligor Information
Outstanding Aggregate Receivable Balance
Obligor 1	6,297,467.96
Obligor 2	5,847,974.88
Obligor 3	5,241,859.68
Obligor 4	5,179,634.88
Obligor 5	4,766,956.85
Obligor 6	4,730,122.80
Obligor 7	4,067,975.29
Obligor 8	3,737,202.76
Obligor 9	3,558,697.77
Obligor 10	3,311,382.57
Obligor 11	2,823,904.71
Obligor 12	2,675,546.56
Obligor 13	2,460,853.25
Obligor 14	2,157,862.73
Obligor 15	2,126,746.26
Obligor 16	2,082,196.84
Obligor 17	1,953,792.37
Obligor 18	1,666,698.24
Obligor 19	1,647,063.39
Obligor 20	1,645,739.79

13